Financial Instruments - Summary of Movements in Allowance for Impairment in Respect of Loans and Advances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
At January 1	$ 11	$ 9
Impairment loss recognized	31	11
Amounts written off	(19)	(9)
Exchange translation differences	(1)
At December 31	$ 22	$ 11